Quantitative inputs level 3 (Detail) (USD $) In Thousands, unless otherwise specified												12 Months Ended											12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]
Dec. 31, 2013
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]

Dec. 31, 2013
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Contingent Liability [Member]
Fair Value Inputs Level 3 Internal Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Risk Premium [Member]
														Dec. 31, 2013 Servicing Asset At Fair Value Amount [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Loan Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2013 Real Estate Acquired in Satisfaction of Debt [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2013 Other Foreclosed Acquired In Satisfaction Of Debt [Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2013 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Collateralized Mortgage Obligations Member Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Collateralized Mortgage Obligations Member Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Other Securities [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2013 Other Securities [Member] Trading Account Assets[Member] Fair Value Inputs Level 3 Internal Valuation Technique [Member] Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Trading Account Assets Fair Value Disclosure				$ 339,660	$ 314,515																$ 1,849	$ 3,117	$ 1,423	$ 17,474	$ 23,734	$ 915
Servicing Asset At Fair Value Amount	161,099	154,430	151,323	161,099	154,430									161,099
Loans Receivable, Fair Value Disclosure						25,673	[1]	10,445	[1]	95,978	[1]				24,583	[2]
Real Estate Acquired Through Foreclosure						87,581	[3]	111,425	[3]	91,432	[3]						20,695	[4]
Other Foreclosed Assets						638	[3]	128	[3]	377	[3]								439	[5]
Liabilities, Fair Value Disclosure [Abstract]
Business Acquisition, Contingent Consideration, at Fair Value				$ (128,299)	$ (112,002)							$ (128,299)
Fair Value Inputs [Abstract]
Fair Value Measurements, Valuation Techniques												cash flow model Discounted		model Discounted cash flow	Appraisal External		Appraisal External		External Appraisal				model Discounted cash flow			cash flow Discounted model
Unobservable Inputs												Credit loss rate on covered loans of discount rate Risk premium component		Prepayment speed Weighted average life Discount rate	Haircut applied on external appraisals		Haircut applied on external appraisals		Haircut applied on external appraisals				Weighted average life Yield Constant prepayment rate			Weighted average life Yield Constant prepayment rate
Fair Value Inputs Quantitative Information [Abstract]
Fair Value Inputs Weighted Average Life And Range														12.0 years (0 - 18.8 years)									2.6 years (0.8 - 5.1 years)			5.5
Fair Value Inputs Prepayment Rate																										10.80%
Fair Value Inputs Prepayment Weighted Average And Range														8.4% (0% - 23.0%)									24.5% (21.0% - 25.7%)
Fair Value Inputs Yield																							4.3% (1.5% - 4.7%)			12.0
Fair Value Inputs Credit Loss Rate												15.6% (0.0% - 100.0%)
Fair Value Inputs Discount Rate Weighted Average And Range													3.3	11.4% (9.5% - 15.0%)
Fair Value Inputs Haircut External Appraisal															22.2% (10.0% - 38.2%)		24.9% (10.0% - 40.0%)		1.9% (1.0% - 2.0%)

[1]	Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.
[2]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[4]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
[5]	Other foreclosed assets in which haircuts were not applied to external appraisals were excluded from this table.